Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Dreyfus Strategic Municipals, Inc.
200 Park Avenue
New York, NY 10166

Under the

Investment Company Act of 1940, As Amended

Investment Company Act File No. 811-05245

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for redemption.

(1)	Title of the class of securities of Dreyfus Strategic Municipals, Inc. (the “Fund”) to be redeemed:

Auction Rate Preferred Shares, Liquidation Preference
$25,000 per share, Series M (CUSIP #261932 20 6), Series T
(CUSIP #261932 30 5), Series W (CUSIP #261932 40 4,)
Series TH (CUSIP #261932 50 3), and Series F (CUSIP
#261932 60 2) (the “Preferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	July 27, 2010
T	July 28, 2010
W	July 29, 2010
TH	July 30, 2010
F	July 26, 2010

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 4
(a) (i) of the Articles Supplementary, dated January 26, 2000, of the Fund.

(4) The principal amount or number of shares and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, pro-rata by series (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

	Number of
Series	Shares	Amount
M	40	$1,000,000
T	40	$1,000,000
W	40	$1,000,000
TH	40	$1,000,000
F	40	$1,000,000

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SIGNATURE

     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by undersigned on this 9th day of July, 2010.

DREYFUS STRATEGIC MUNICIPALS, INC.

By: /s/ Robert R. Mullery
Name: Robert R. Mullery
Title: Vice President and Assistant
Secretary